Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	104	97.20%
Delinquency, No Missing Data	2	1.87%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	1	0.93%
Total	107	100.00%